LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LOANS
Schedule of composition of loans

The composition of loans at December 31 is as follows (dollars in thousands):

	2012	2011

Commercial real estate	$244,966	$199,201
Commercial, financial, and agricultural	80,646	92,269
One to four family residential real estate	87,948	77,332
Construction :
Consumer	7,465	5,774
Commerical	17,229	19,745
Consumer	10,923	6,925

Total loans	$449,177	$401,246

Schedule of the allowance for loan losses

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Balance, January 1	$5,251	$6,613	$5,225
Recoveries on loans previously charged off	278	138	374
Loans charged off	(1,256)	(3,800)	(5,486)
Provision	945	2,300	6,500

Balance, December 31	$5,218	$5,251	$6,613

Schedule of breakdown of the allowance for loan losses and recorded balances in loans

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2012 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945
Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)
Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279
Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543
Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300
Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)
Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051
Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981
Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2010 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,284	$1,135	$386	$23	$—	$13	$384	$5,225
Charge-offs	(2,426)	(1,804)	(720)	(416)	—	(9)	(111)	(5,486)
Recoveries	18	260	67	—	—	15	14	374
Provision	2,584	1,427	656	2,015	—	(19)	(163)	6,500
Ending balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Loans:
Ending balance	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086
Ending balance ALLR	(3,460)	(1,018)	(389)	(1,622)	—	—	(124)	(6,613)
Net loans	$191,399	$67,840	$32,941	$73,452	$5,682	$5,283	$(124)	$376,473

Ending balance ALLR:
Individually evaluated	$1,601	$330	$39	$696	$—	$—	$—	$2,666
Collectively evaluated	1,859	688	350	926	—	—	124	3,947
Total	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Ending balance Loans:
Individually evaluated	$18,610	$2,696	$2,437	$5,238	$—	$—	$—	$28,981
Collectively evaluated	176,249	66,162	30,893	69,836	5,682	5,283	—	354,105
Total	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086

Schedule of breakdown of loans by risk category

Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands):

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Below is a breakdown of loans by risk category as of December 31, 2011 (dollars in thousands)

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$3,083	$16,946	$47,154	$118,259	$5,198	$7,642	$919	$—	$199,201
Commercial, financial and agricultural	4,416	7,875	17,738	60,498	201	1,541	—	—	92,269
Commercial construction	209	552	4,542	10,415	313	20	—	3,694	19,745
One-to-four family residential real estate	—	—	3,359	5,910	2,023	—	—	66,040	77,332
Consumer construction	—	—	—	—	—	—	—	5,774	5,774
Consumer	—	—	105	599	—	—	—	6,221	6,925

Total loans	$7,708	$25,373	$72,898	$195,681	$7,735	$9,203	$919	$81,729	$401,246

Summary of impaired loans and their effect on interest income

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

					Interest Income	Interest Income
	Nonaccrual	Accrual	Average	Related	Recognized	on
	Basis	Basis	Investment	Valuation Reserve	During Impairment	Accrual Basis
December 31, 2012

With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
Total	$4,687	$—	$8,339	$1,519	$54	$313

December 31, 2011

With no valuation reserve:
Commercial real estate	$1,313	$—	$2,519	$—	$66	$116
Commercial, financial and agricultural	16	—	542	—	29	35
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	608	—	1,727	—	—	99
Consumer construction	—	—	4	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$1,049	$2,400	$807	$700	$20	$31
Commercial, financial and agricultural	1,095	—	282	173	—	14
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1,389	103	1,121	150	3	56
Consumer construction	20	—	9	4	—	1
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$2,362	$2,400	$3,326	$700	$86	$147
Commercial, financial and agricultural	1,111	—	824	173	29	49
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	1,997	103	2,848	150	3	155
Consumer construction	20	—	13	4	—	1
Consumer	—	—	2	—	—	—
Total	$5,490	$2,503	$7,189	$1,027	$118	$363

Summary of past due loans

A summary of past due loans at December 31, is as follows (dollars in thousands):

	2012			2011
	30-89 days	90+ days		30-89 days	90+ days
	Past Due	Past Due/		Past Due	Past Due/
	(accruing)	Nonaccrual	Total	(accruing)	Nonaccrual	Total

Commercial real estate	$575	$3,071	$3,646	$15	$2,362	$2,377
Commercial, financial and agricultural	71	436	507	137	1,111	1,248
Commercial construction	—	675	675	—	—	—
One to four family residential real estate	291	505	796	188	1,997	2,185
Consumer construction	—	—	—	—	20	20
Consumer	14	—	14	14	—	14

Total past due loans	$951	$4,687	$5,638	$354	$5,490	$5,844

Schedule of roll-forward of nonaccrual activity

A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—		41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

A roll-forward of nonaccrual activity during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,522	$760	$458	$1,129	$52	$—	$5,921

Principal payments	(1,458)	(767)	(14)	(47)	—	—	(2,286)
Charge-offs	(1,950)	(557)	(62)	(601)	—	(27)	(3,197)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(1,203)	(262)	(382)	(1,948)	(53)	—	(3,848)
Transfers to accruing	(892)	—	—	—	—	—	(892)
Transfers from accruing	4,301	1,938	—	3,273	20	27	9,559
Other	42	(1)	—	191	1	—	233

Ending balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Summary of troubled debt restructurings

A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2012		2011
	Number of	Recorded	Number of	Recorded
	Modifications	Investment	Modifications	Investment

Commercial real estate	3	$4,614	1	$2,400
Commercial, financial and agricultural	1	1,221	—	—
Commercial construction	3	860	—	—
One to four family residential real estate	1	102	—	—
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	8	$6,797	1	$2,400

Schedule of roll-forward of troubled debt restructurings

A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

A roll-forward of troubled debt restructuring during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transferred out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$—	$—	$—	$—	$—

TOTALS

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transfers out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

Schedule of activity in insider loans granted to the entity's executive officers and directors, including their families and firms

Activity in such loans is summarized below (dollars in thousands):

	2012	2011

Loans outstanding, January 1	$8,827	$9,532
New loans	3,911	933
Net activity on revolving lines of credit	233	69
Repayment	(1,674)	(1,707)

Loans outstanding, December 31	$11,297	$8,827